Other disclosures - Risk Management and Principal Risks - Functional currency of operations (audited) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign currency net investments	£ 37,064	£ 31,614
Borrowings which hedge the net investments	(6,933)	(4,832)
Derivatives which hedge the net investments	(2,423)	(791)
Structural currency exposures pre- economic hedges	27,708	25,991
Economic hedges	(7,378)	(6,204)
Remaining structural currency exposures	20,330	19,787
Financial instrument which hedge net investments	9,400	5,600
USD LIBOR
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign currency net investments	26,023	24,262
Borrowings which hedge the net investments	(5,512)	(4,512)
Derivatives which hedge the net investments	(2,356)	(764)
Structural currency exposures pre- economic hedges	18,155	18,986
Economic hedges	(7,111)	(5,918)
Remaining structural currency exposures	11,044	13,068
Increase in financial instruments which hedge net investments	(500)
EUR LIBOR
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign currency net investments	8,342	5,174
Borrowings which hedge the net investments	(1,324)	(278)
Derivatives which hedge the net investments	(3)	(3)
Structural currency exposures pre- economic hedges	7,015	4,893
Economic hedges	(267)	(286)
Remaining structural currency exposures	6,748	4,607
Increase in financial instruments which hedge net investments	3,200
JPY LIBOR
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign currency net investments	614	582
Borrowings which hedge the net investments	(97)	0
Derivatives which hedge the net investments	0	0
Structural currency exposures pre- economic hedges	517	582
Economic hedges	0	0
Remaining structural currency exposures	517	582
Other Currencies [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign currency net investments	2,085	1,596
Borrowings which hedge the net investments	0	(42)
Derivatives which hedge the net investments	(64)	(24)
Structural currency exposures pre- economic hedges	2,021	1,530
Economic hedges	0	0
Remaining structural currency exposures	2,021	1,530
Increase in financial instruments which hedge net investments	1,800
Foreign exchange risk
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign currency net investments	37,100	31,600
Remaining structural currency exposures	20,300	£ 19,800
Increase in structural currency exposures, net of hedging instruments	500
Increase in foreign currency net investments	5,500
Increase in financial instruments which hedge net investments	£ (3,800)